Schedules of Investments (unaudited)
June 30, 2026
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 Franklin ClearBridge Enhanced Income ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 9.6%
Diversified Telecommunication Services — 2.2%
Comcast Corp., Class A Shares	143,631	$3,526,141
Entertainment — 0.7%
Walt Disney Co.	10,999	1,058,654
Interactive Media & Services — 5.1%
Alphabet Inc., Class A Shares	15,900	5,682,183
Meta Platforms Inc., Class A Shares	4,562	2,569,729
Total Interactive Media & Services		8,251,912
Wireless Telecommunication Services — 1.6%
T-Mobile US Inc.	15,696	2,632,690

Total Communication Services		15,469,397
Consumer Discretionary — 3.0%
Specialty Retail — 3.0%
Home Depot Inc.	6,210	2,190,143
Industria de Diseno Textil SA, ADR	171,250	2,700,612

Total Consumer Discretionary		4,890,755
Consumer Staples — 7.9%
Beverages — 1.9%
Coca-Cola Co.	38,893	3,160,834
Food Products — 2.9%
Nestle SA, ADR	45,224	4,644,053
Household Products — 0.5%
Procter & Gamble Co.	5,616	823,530
Personal Care Products — 2.6%
Unilever PLC, ADR	69,342	4,168,841

Total Consumer Staples		12,797,258
Energy — 8.5%
Oil, Gas & Consumable Fuels — 8.5%
Exxon Mobil Corp.	46,731	6,389,062
Williams Cos. Inc.	98,315	7,308,737

Total Energy		13,697,799
Financials — 17.9%
Banks — 4.1%
JPMorgan Chase & Co.	12,098	3,960,038
PNC Financial Services Group Inc.	10,675	2,628,399
Total Banks		6,588,437
Capital Markets — 1.7%
Blackstone Inc.	23,611	2,778,306
Consumer Finance — 1.3%
Capital One Financial Corp.	10,578	2,122,158
Financial Services — 4.5%
Apollo Global Management Inc.	37,040	4,382,203
Visa Inc., Class A Shares	8,403	2,882,985
Total Financial Services		7,265,188
Insurance — 6.3%
Marsh & McLennan Cos. Inc.	23,896	3,982,746
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
MetLife Inc.	36,543	$3,091,903
Travelers Cos. Inc.	9,229	3,046,678
Total Insurance		10,121,327

Total Financials		28,875,416
Health Care — 11.5%
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co.	21,624	3,272,360
Health Care Providers & Services — 2.3%
CVS Health Corp.	35,480	3,670,406
Pharmaceuticals — 7.2%
AstraZeneca PLC	11,254	2,133,984
Haleon PLC, ADR	394,382	3,679,584
Johnson & Johnson	12,336	3,132,974
Roche Holding AG, ADR	52,201	2,680,521
Total Pharmaceuticals		11,627,063

Total Health Care		18,569,829
Industrials — 12.0%
Aerospace & Defense — 1.6%
Honeywell Aerospace Inc.	4,429	979,163 *
RTX Corp.	8,298	1,574,380
Total Aerospace & Defense		2,553,543
Commercial Services & Supplies — 1.6%
Waste Management Inc.	11,197	2,495,587
Ground Transportation — 3.8%
Old Dominion Freight Line Inc.	10,303	2,231,630
Union Pacific Corp.	14,198	3,861,856
Total Ground Transportation		6,093,486
Industrial Conglomerates — 0.6%
Honeywell International Inc.	4,429	991,653
Machinery — 2.4%
Otis Worldwide Corp.	54,798	3,923,537
Professional Services — 2.0%
Automatic Data Processing Inc.	14,421	3,229,583

Total Industrials		19,287,389
Information Technology — 14.9%
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity PLC	10,241	2,064,688
Semiconductors & Semiconductor Equipment — 9.1%
Broadcom Inc.	9,417	3,557,272
NVIDIA Corp.	23,930	4,788,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,646	2,696,360
Texas Instruments Inc.	12,087	3,602,772
Total Semiconductors & Semiconductor Equipment		14,644,558
Software — 2.6%
Microsoft Corp.	11,288	4,210,650
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.9%
	Apple Inc.	10,392	$3,007,029

Total Information Technology			23,926,925
Materials — 6.0%
Chemicals — 4.3%
	Air Products & Chemicals Inc.	15,234	4,466,304
	Linde PLC	4,750	2,464,965
Total Chemicals			6,931,269
Construction Materials — 1.7%
	Vulcan Materials Co.	9,196	2,712,912

Total Materials			9,644,181
Real Estate — 4.3%
Specialized REITs — 4.3%
	American Tower Corp.	17,778	2,907,947
	Public Storage	12,819	4,080,416

Total Real Estate			6,988,363
Utilities — 2.8%
Electric Utilities — 0.9%
	PG&E Corp.	91,998	1,547,407
Multi-Utilities — 1.9%
	Sempra	32,479	3,011,128

Total Utilities			4,558,535
Total Investments before Short-Term Investments (Cost — $139,757,151)			158,705,847
	Rate
Short-Term Investments — 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $3,579,673)	3.509%	3,579,673	3,579,673 (a)
Total Investments — 100.6% (Cost — $143,336,824)			162,285,520
Liabilities in Excess of Other Assets — (0.6)%			(1,016,358)
Total Net Assets — 100.0%			$161,269,162

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin ClearBridge Enhanced Income ETF
At June 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	7/2/26	$7,900.000	35	$26,247,760	$(175)
S&P 500 Index, Call	7/10/26	7,825.000	35	26,247,760	(1,400)
S&P 500 Index, Call	7/17/26	7,800.000	36	26,997,696	(9,000)
S&P 500 Index, Call	7/24/26	7,800.000	36	26,997,696	(30,276)
S&P 500 Index, Call	7/31/26	7,690.000	36	26,997,696	(153,000)
Total Exchange-Traded Written Options (Premiums received — $396,410)					$(193,851)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 12.3%
Entertainment — 2.9%
Netflix Inc.	179,821	$12,839,219 *
Interactive Media & Services — 9.4%
Alphabet Inc., Class A Shares	38,386	13,718,005
Meta Platforms Inc., Class A Shares	48,339	27,228,875
Total Interactive Media & Services		40,946,880

Total Communication Services		53,786,099
Consumer Discretionary — 16.7%
Automobiles — 4.7%
Tesla Inc.	49,188	20,688,473 *
Broadline Retail — 7.4%
Amazon.com Inc.	134,854	32,141,102 *
Hotels, Restaurants & Leisure — 4.6%
Airbnb Inc., Class A Shares	91,114	13,038,414 *
Chipotle Mexican Grill Inc.	208,874	7,101,716 *
Total Hotels, Restaurants & Leisure		20,140,130

Total Consumer Discretionary		72,969,705
Consumer Staples — 2.2%
Beverages — 2.2%
Monster Beverage Corp.	101,133	9,720,904 *

Financials — 6.3%
Capital Markets — 1.9%
Blackstone Inc.	71,114	8,367,984
Financial Services — 4.4%
Visa Inc., Class A Shares	55,983	19,207,208

Total Financials		27,575,192
Health Care — 6.1%
Biotechnology — 2.3%
Vertex Pharmaceuticals Inc.	20,106	9,987,253 *
Health Care Equipment & Supplies — 2.1%
Intuitive Surgical Inc.	23,718	9,432,174 *
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific Inc.	14,499	7,269,219

Total Health Care		26,688,646
Industrials — 4.7%
Electrical Equipment — 3.0%
Eaton Corp. PLC	30,804	13,126,200
Machinery — 1.7%
Parker-Hannifin Corp.	7,763	7,593,146

Total Industrials		20,719,346
Information Technology — 47.4%
Communications Equipment — 1.8%
Arista Networks Inc.	47,079	7,997,780 *
Semiconductors & Semiconductor Equipment — 23.2%
ASML Holding NV, Registered Shares	8,889	17,684,132
NVIDIA Corp.	340,837	68,198,075
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,133	$15,823,327
Total Semiconductors & Semiconductor Equipment			101,705,534
Software — 14.1%
	Datadog Inc., Class A Shares	31,175	8,116,723 *
	Intuit Inc.	16,936	4,420,296
	Oracle Corp.	69,281	10,153,131
	Palo Alto Networks Inc.	77,202	26,327,426 *
	ServiceNow Inc.	50,314	4,995,174 *
	Synopsys Inc.	17,773	7,928,002 *
Total Software			61,940,752
Technology Hardware, Storage & Peripherals — 8.3%
	Apple Inc.	124,841	36,123,992

Total Information Technology			207,768,058
Materials — 2.8%
Chemicals — 2.8%
	Linde PLC	7,772	4,033,202
	Sherwin-Williams Co.	24,331	8,377,650

Total Materials			12,410,852
Total Investments before Short-Term Investments (Cost — $311,211,104)			431,638,802
	Rate
Short-Term Investments — 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $6,448,613)	3.509%	6,448,613	6,448,613 (a)
Total Investments — 100.0% (Cost — $317,659,717)			438,087,415
Liabilities in Excess of Other Assets — (0.0)%††			(107,680)
Total Net Assets — 100.0%			$437,979,735

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF’’) and ClearBridge Large Cap Growth Select ETF (“Large Cap Growth Select ETF”) (formerly ClearBridge Large Cap Growth ESG ETF) (the “Funds”) are separate investment series of Legg Mason ETF Investment Trust (the “Trust”). Enhanced Income ETF is a separate diversified investment series of the Trust. Large Cap Growth Select ETF is a separate non-diversified investment series of the Trust. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

ClearBridge ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$158,705,847	—	—	$158,705,847
Short-Term Investments†	3,579,673	—	—	3,579,673
Total Investments	$162,285,520	—	—	$162,285,520
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:	$193,851	—	—	$193,851

†	See Schedules of Investments for additional detailed categorizations.
Large Cap Growth Select ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$431,638,802	—	—	$431,638,802
Short-Term Investments†	6,448,613	—	—	6,448,613
Total Investments	$438,087,415	—	—	$438,087,415

†	See Schedules of Investments for additional detailed categorizations.

ClearBridge ETFs 2026 Quarterly Report